Taxes (Details)	12 Months Ended
Mar. 31, 2026 USD ($)
Taxes [Line Items]
Profits tax rates	8.25%
Tax concession	$ 2,000,000
Income Tax Examination, Description	The applicable tax rate is 16.5% in Hong Kong. From year of assessment of 2019/2020 onwards, Hong Kong profits tax rates are 8.25% on assessable profits up to HK$2,000,000 (approximately US$255,562, and 16.5% on any part of assessable profits over HK$2,000,000 (approximately US$255,562).